Employee Benefit Plans - Schedule of Assumptions to Estimate Fair Value of Stock Options on Weighted Average Basis (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	1.06%	1.47%	0.84%	1.95%
Expected term	6 years 21 days	6 years 3 months 18 days	4 years 8 months 4 days	6 years 3 months 14 days
Expected volatility	37.74%	29.63%	34.66%	28.37%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%